OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 499	$ 437
Lease liabilities	690	875
Derivative liability	277	272
Provisions	16	105
Deferred revenue	16	14
Loans and notes payable	1	0
Total other non-current liabilities	1,499	1,703
Interest expense on lease liabilities	$ 59	$ 58